Acquisitions (Tables)	12 Months Ended
Oct. 31, 2024
AIR MILES [Member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Summary of Fair Value of Assets Acquired and Liabilities Assumed at The Date of Acquisition
The fair values of the assets acquired and liabilities assumed at the d ate
of acquisition are as follows:

(Canadian $ in millions)	June 1, 2023
Securities	$ 668
Goodwill and intangible assets	384
Other assets	141
Total assets	1,193
Deferred revenue (1)	916
Other liabilities	64
Total liabilities	980
Purchase price	$ 213

(1)	Deferred revenue reflects our obligation to fulfill the redemption of miles that were outstanding at the acquisition date and is included in other liabilities in our Consolidated Balance Sheet.

Bank of the West [Member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Summary of Fair Value of Assets Acquired and Liabilities Assumed at The Date of Acquisition
We recorded the assets acquired and liabilities assumed at fair value as at the date of acquisition, as shown in the table below.

(Canadian $ in millions)	February 1, 2023
Purchase consideration	$18,382
Impact of forward contracts (1)	(269)
Net purchase consideration	18,113
Fair value of identifiable assets acquired
Securities	28,437
Loans
Residential mortgages	11,912
Consumer instalment and other personal	20,268
Credit cards	885
Business and government	43,418
Total loans	76,483
Other assets (2)	9,152
Intangible assets	2,883
Total fair value of identifiable assets acquired	116,955
Fair value of identifiable liabilities assumed
Deposits	91,711
Other liabilities (2)	17,697
Total fair value of identifiable liabilities assumed	109,408
Non-controlling interest	16
Goodwill	10,582
Net purchase consideration	$18,113

(1)
To mitigate changes in the Canadian dollar equivalent of the purchase price between our announcement of the acquisition and its closing, we entered into forward contracts, which qualified for hedge accounting. Changes in the fair value of these forward contracts of $
269
million
(after-tax)
were
accounted for as a reduction of the Canadian dollar equivalent of the purchase price.

(2)	The net deferred tax asset recorded in the opening balance sheet was $ 1,273 million.

Radicle [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Summary of Fair Value of Assets Acquired and Liabilities Assumed at The Date of Acquisition
The fair values of the assets acquired and liabilities assumed at the date of acquisition were as follows:

(Canadian $ in millions)	December 1, 2022
Goodwill and intangible assets	$145
Other assets	85
Total assets	230
Liabilities	35
Purchase price	$195